Related Party Transactions (Details) - USD ($)		1 Months Ended							9 Months Ended	12 Months Ended
	Mar. 07, 2022	Sep. 22, 2023	Aug. 22, 2023	Jun. 22, 2023	May 22, 2023	Apr. 22, 2022	Apr. 19, 2022	Dec. 28, 2021	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 20, 2024	Aug. 12, 2024	Jun. 28, 2024	Jan. 07, 2024	Nov. 29, 2023	Aug. 18, 2023	Jul. 18, 2023	Jun. 20, 2023	May 17, 2023	Apr. 21, 2023	Apr. 19, 2023	Feb. 05, 2023	Jan. 20, 2023
Related Party Transaction [Line Items]
Common stock, shares issued (in Shares)										3,218,499	3,218,499
Common stock, shares outstanding (in Shares)										3,218,499	3,218,499
Principal amount													$ 1,100,000		$ 540,000								$ 250,000	$ 575,000
Deposits																			$ 120,000	$ 120,000	$ 120,000	$ 120,000		1,150,000
Trust Account																								$ 575,000
Cover working capital		$ 80,000	$ 40,000	$ 80,000	$ 80,000
Share Price (in Dollars per share)												$ 10	$ 10		$ 10
Proceeds from promissory note - DRIVEiT									$ 1,100,000	$ 1,100,000
Promissory note - related party										1,137,000	1,660,000
Working capital loans
Administrative Fees Expense							$ 10,000			120,000	120,000
Accounts Payable and Other Accrued Liabilities										70,000	120,000
Retainer payments														$ 267,000
Legal fees										142,000
Accrued expenses										75,000
Stockholders [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture (in Shares)						375,000
Sponsor [Member]
Related Party Transaction [Line Items]
Surrendered shares (in Shares)	1,150,000
Principal amount								$ 500,000
Promissory Note 1 [Member]
Related Party Transaction [Line Items]
Principal amount													$ 575,000
Promissory Note 2 [Member]
Related Party Transaction [Line Items]
Principal amount													250,000
Promissory Note 3 [Member]
Related Party Transaction [Line Items]
Principal amount													200,000
Promissory Note 4 [Member]
Related Party Transaction [Line Items]
Principal amount													$ 75,000
Stockholders [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)								2,875,000
Aggregate value of shares								$ 25,000
Share Price (in Dollars per share)								$ 0.0087
Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from promissory note - DRIVEiT										1,100,000
Promissory note - related party										$ 2,237,000	$ 1,660,000
Sponsor [Member]
Related Party Transaction [Line Items]
Principal amount																$ 35,000	$ 200,000	$ 160,000	40,000	$ 200,000	$ 200,000
Deposits																	$ 120,000	$ 120,000	$ 60,000
Insider Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in Shares)										3,218,499	3,218,499
Common stock, shares outstanding (in Shares)										3,218,499	3,218,499
IPO [Member]
Related Party Transaction [Line Items]
Repayment of promissory note related party						$ 250,000